UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23859

Advisor Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, Wisconsin 53202

(Address of principal executive offices) (Zip code)

Russell B. Simon

Advisor Managed Portfolios

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

(626) 914-7395

Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

Item 1. Reports to Stockholders.

(a)

Reckoner Yield Enhanced AAA CLO Annual ETF
RAAY (Principal U.S. Listing Exchange: NYSE)
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Reckoner Yield Enhanced AAA CLO Annual ETF for the period of February 10, 2026, to June 30, 2026. You can find additional information about the Fund at https://reckoner.com/raay/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**,***
Reckoner Yield Enhanced AAA CLO Annual ETF	$184	4.18%
*	Amount shown reflects the expenses of the Fund from inception date through June 30, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Includes 0.05% expense ratio of the Fund and 4.13% expense ratio of Reckoner Yield Enhanced AAA CLO ETF (“RAAA”) in which the Fund invests.
***	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$15,291,881
Number of Holdings	1
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (% of net assets as of  June 30, 2026)

Sector Breakdown	(%)
Exchange Traded Funds	99.8%
Cash & Other	0.2%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://reckoner.com/raay/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Reckoner Capital Management documents not be householded, please contact Reckoner Capital Management at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Reckoner Capital Management or your financial intermediary.
Reckoner Yield Enhanced AAA CLO Annual ETF	PAGE 1	TSR-SAR-00777X462

Reckoner Yield Enhanced AAA CLO Reinvesting ETF
RAAR (Principal U.S. Listing Exchange: NYSE)
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Reckoner Yield Enhanced AAA CLO Reinvesting ETF for the period of February 10, 2026, to June 30, 2026. You can find additional information about the Fund at https://reckoner.com/raar/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Reckoner Yield Enhanced AAA CLO Reinvesting ETF	$2	0.05%
*	Amount shown reflects the expenses of the Fund from inception date through June 30, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$12,737,472
Number of Holdings	1
Portfolio Turnover	19%
WHAT DID THE FUND INVEST IN? (% of net assets as of  June 30, 2026)

Sector Breakdown	(%)
Exchange Traded Funds	99.1%
Cash & Other	0.9%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://reckoner.com/raar/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Reckoner Capital Management documents not be householded, please contact Reckoner Capital Management at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Reckoner Capital Management or your financial intermediary.
Reckoner Yield Enhanced AAA CLO Reinvesting ETF	PAGE 1	TSR-SAR-00777X454

Reckoner BBB-B CLO Annual ETF
RCLY (Principal U.S. Listing Exchange: NYSE)
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Reckoner BBB-B CLO Annual ETF for the period of February 10, 2026, to June 30, 2026. You can find additional information about the Fund at https://reckoner.com/rcly/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**,***
Reckoner BBB-B CLO Annual ETF	$24	0.55%
*	Amount shown reflects the expenses of the Fund from inception date through June 30, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Includes 0.05% expense ratio of the Fund and 0.50% expense ratio of Reckoner BBB-B CLO ETF (“RCLO”) in which the Fund invests.
***	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$17,699,084
Number of Holdings	1
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (% of net assets as of  June 30, 2026)

Sector Breakdown	(%)
Exchange Traded Funds	99.9%
Cash & Other	0.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://reckoner.com/rcly/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Reckoner Capital Management documents not be householded, please contact Reckoner Capital Management at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Reckoner Capital Management or your financial intermediary.
Reckoner BBB-B CLO Annual ETF	PAGE 1	TSR-SAR-00777X447

Reckoner BBB-B CLO Reinvesting ETF
RCLR (Principal U.S. Listing Exchange: NYSE)
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Reckoner BBB-B CLO Reinvesting ETF for the period of February 10, 2026, to June 30, 2026. You can find additional information about the Fund at https://reckoner.com/rclr/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Reckoner BBB-B CLO Reinvesting ETF	$2	0.05%
*	Amount shown reflects the expenses of the Fund from inception date through June 30, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$15,167,943
Number of Holdings	1
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (% of net assets as of  June 30, 2026)

Sector Breakdown	(%)
Exchange Traded Funds	99.2%
Cash & Other	0.8%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://reckoner.com/rclr/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Reckoner Capital Management documents not be householded, please contact Reckoner Capital Management at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Reckoner Capital Management or your financial intermediary.
Reckoner BBB-B CLO Reinvesting ETF	PAGE 1	TSR-SAR-00777X439

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not Applicable

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Reckoner Yield Enhanced AAA CLO Annual ETF
Reckoner Yield Enhanced AAA CLO Reinvesting ETF
Reckoner BBB-B CLO Annual ETF
Reckoner BBB-B CLO Reinvesting ETF
Semi-Annual Financial Statements
June 30, 2026 (Unaudited)

Reckoner Yield Enhanced AAA CLO Annual ETF
Schedule of Investments
June 30, 2026 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 99.8%
Reckoner Yield Enhanced AAA CLO ETF(a)(b)	607,200	$15,265,008
TOTAL EXCHANGE TRADED FUNDS (Cost $15,216,338)		15,265,008
TOTAL INVESTMENTS - 99.8% (Cost $15,216,338)		$15,265,008
Money Market Deposit Account - 0.2%(c)		27,442
Liabilities in Excess of Other Assets - (0.0)%(d)		(569)
TOTAL NET ASSETS - 100.0%		$15,291,881

Percentages are stated as a percent of net assets.
(a)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	Affiliated security as defined by the Investment Company Act of 1940.
(c)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2026 was 2.56%.

(d)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

1

Reckoner Yield Enhanced AAA CLO Annual ETF
Schedule of Investments
June 30, 2026 (Unaudited)(Continued)
Reckoner Yield Enhanced AAA CLO Annual ETF - Transactions with Affiliates

	Value as of February 10, 2026(a)	Additions	Reductions	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value as of June 30, 2026	Shares as of June 30, 2026	Dividend/ Interest Income	Capital Gain Distributions from Underlying Funds
Reckoner Yield Enhanced AAA CLO ETF	$—	$17,689,803	$(2,463,614)	$(9,851)	$48,670	$15,265,008	607,200	$248,122	$—
	$—	$17,689,803	$(2,463,614)	$(9,851)	$48,670	$15,265,008	607,200	$248,122	$—

(a)	Inception date of Fund.
The accompanying notes are an integral part of these financial statements.

2

Reckoner Yield Enhanced AAA CLO Reinvesting ETF
Schedule of Investments
June 30, 2026 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 99.1%
Reckoner Yield Enhanced AAA CLO Annual ETF(a)(b)(c)	123,800	$12,621,398
TOTAL EXCHANGE TRADED FUNDS (Cost $12,383,185)		12,621,398
TOTAL INVESTMENTS - 99.1% (Cost $12,383,185)		$12,621,398
Money Market Deposit Account - 0.9%(d)		116,348
Liabilities in Excess of Other Assets - (0.0)%(e)		(274)
TOTAL NET ASSETS - 100.0%		$12,737,472

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(c)	Affiliated security as defined by the Investment Company Act of 1940.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2026 was 2.56%.

(e)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

3

Reckoner Yield Enhanced AAA CLO Reinvesting ETF
Schedule of Investments
June 30, 2026 (Unaudited)(Continued)
Reckoner Yield Enhanced AAA CLO Reinvesting ETF - Transactions with Affiliates

	Value as of February 10, 2026(a)	Additions	Reductions	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value as of June 30, 2026	Shares as of June 30, 2026	Dividend/ Interest Income	Capital Gain Distributions from Underlying Funds
Reckoner Yield Enhanced AAA CLO Annual ETF	$—	$14,883,185	$(2,490,250)	$(9,750)	$238,213	$12,621,398	123,800	$—	$—
	$—	$14,883,185	$(2,490,250)	$(9,750)	$238,213	$12,621,398	123,800	$—	$—

(a)	Inception date of Fund.
The accompanying notes are an integral part of these financial statements.

4

Reckoner BBB-B CLO Annual ETF
Schedule of Investments
June 30, 2026 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 99.9%
Reckoner BBB-B CLO ETF(a)(b)	708,442	$17,679,170
TOTAL EXCHANGE TRADED FUNDS (Cost $17,808,996)		17,679,170
TOTAL INVESTMENTS - 99.9% (Cost $17,808,996)		$17,679,170
Money Market Deposit Account - 0.1%(c)		20,598
Liabilities in Excess of Other Assets - (0.0)%(d)		(684)
TOTAL NET ASSETS - 100.0%		$17,699,084

Percentages are stated as a percent of net assets.
(a)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	Affiliated security as defined by the Investment Company Act of 1940.
(c)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2026 was 2.56%.

(d)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

5

Reckoner BBB-B CLO Annual ETF
Schedule of Investments
June 30, 2026 (Unaudited)(Continued)
Reckoner BBB-B CLO Annual ETF - Transactions with Affiliates

	Value as of February 10, 2026(a)	Additions	Reductions	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value as of June 30, 2026	Shares as of June 30, 2026	Dividend/ Interest Income	Capital Gain Distributions from Underlying Funds
Reckoner BBB-B CLO ETF	$—	$17,816,563	$(7,565)	$(2)	$(129,826)	$17,679,170	708,442	$386,496	$—
	$—	$17,816,563	$(7,565)	$(2)	$(129,826)	$17,679,170	708,442	$386,496	$—

(a)	Inception date of Fund.
The accompanying notes are an integral part of these financial statements.

6

Reckoner BBB-B CLO Reinvesting ETF
Schedule of Investments
June 30, 2026 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 99.2%
Reckoner BBB-B CLO Annual ETF(a)(b)(c)	148,800	$15,049,632
TOTAL EXCHANGE TRADED FUNDS (Cost $14,846,646)		15,049,632
TOTAL INVESTMENTS - 99.2% (Cost $14,846,646)		$15,049,632
Money Market Deposit Account - 0.8%(d)		118,680
Liabilities in Excess of Other Assets - (0.0)%(e)		(369)
TOTAL NET ASSETS - 100.0%		$15,167,943

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(c)	Affiliated security as defined by the Investment Company Act of 1940.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2026 was 2.56%.

(e)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

7

Reckoner BBB-B CLO Reinvesting ETF
Schedule of Investments
June 30, 2026 (Unaudited)(Continued)
Reckoner BBB-B CLO Reinvesting ETF - Transactions with Affiliates

	Value as of February 10, 2026(a)	Additions	Reductions	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value as of June 30, 2026	Shares as of June 30, 2026	Dividend/ Interest Income	Capital Gain Distributions from Underlying Funds
Reckoner BBB-B CLO Annual ETF	$—	$14,946,646	$(100,030)	$30	$202,986	$15,049,632	148,800	$—	$—
	$—	$14,946,646	$(100,030)	$30	$202,986	$15,049,632	148,800	$—	$—

(a)	Inception date of Fund.
The accompanying notes are an integral part of these financial statements.

8

Statements of Assets and Liabilities
June 30, 2026 (Unaudited)

	Reckoner Yield Enhanced AAA CLO Annual ETF	Reckoner Yield Enhanced AAA CLO Reinvesting ETF	Reckoner BBB-B CLO Annual ETF	Reckoner BBB-B CLO Reinvesting ETF
ASSETS:
Investments in affiliated securities, at value	$15,265,008	$12,621,398	$17,679,170	$15,049,632
Cash - interest bearing deposit account	27,442	116,348	20,598	118,680
Interest receivable	58	248	43	254
Total assets	15,292,508	12,737,994	17,699,811	15,168,566
LIABILITIES:
Payable to Adviser	627	522	727	623
Total liabilities	627	522	727	623
NET ASSETS	$15,291,881	$12,737,472	$ 17,699,084	$15,167,943
Net Assets Consist of:
Paid-in capital	$15,007,365	$12,510,305	$17,445,403	$14,966,615
Total distributable earnings	284,516	227,167	253,681	201,328
Total net assets	$15,291,881	$12,737,472	$ 17,699,084	$15,167,943
Net assets	$15,291,881	$12,737,472	$17,699,084	$15,167,943
Shares issued and outstanding (unlimited shares authorized without par value)	150,000	250,000	175,000	300,000
Net asset value per share	$101.95	$50.95	$101.14	$50.56
Cost:
Investments in affiliated securities, at cost	$15,216,338	$12,383,185	$17,808,996	$14,846,646

The accompanying notes are an integral part of these financial statements.

9

Statements of Operations
For the Period Ended June 30, 2026 (Unaudited)

	Reckoner Yield Enhanced AAA CLO Annual ETF(a)	Reckoner Yield Enhanced AAA CLO Reinvesting ETF(a)	Reckoner BBB-B CLO Annual ETF(a)	Reckoner BBB-B CLO Reinvesting ETF(a)
INVESTMENT INCOME:
Dividend income from affiliated securities	$248,122	$—	$386,496	$—
Interest income	466	1,119	237	1,106
Total investment income	248,588	1,119	386,733	1,106
EXPENSES:
Investment advisory fee	2,891	2,415	3,224	2,794
Total expenses	2,891	2,415	3,224	2,794
NET INVESTMENT INCOME/(LOSS)	245,697	(1,296)	383,509	(1,688)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in affiliated securities	—	(9,750)	(2)	30
In-kind redemptions in affiliated securities	(9,851)	—	—	—
Net realized gain (loss)	(9,851)	(9,750)	(2)	30
Net change in unrealized appreciation (depreciation) on:
Investments in affiliated securities	48,670	238,213	(129,826)	202,986
Net change in unrealized appreciation (depreciation)	48,670	238,213	(129,826)	202,986
Net realized and unrealized gain (loss)	38,819	228,463	(129,828)	203,016
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$284,516	$227,167	$253,681	$201,328

(a)	Inception date of the Fund was February 10, 2026.
The accompanying notes are an integral part of these financial statements.

10

Statements of Changes in Net Assets

	Reckoner Yield Enhanced AAA CLO Annual ETF	Reckoner Yield Enhanced AAA CLO Reinvesting ETF	Reckoner BBB-B CLO Annual ETF	Reckoner BBB-B CLO Reinvesting ETF
	Period Ended June 30, 2026(a) (Unaudited)	Period Ended June 30, 2026(a) (Unaudited)	Period Ended June 30, 2026(a) (Unaudited)	Period Ended June 30, 2026(a) (Unaudited)
OPERATIONS:
Net investment income (loss)	$245,697	$(1,296)	$383,509	$(1,688)
Net realized gain (loss)	(9,851)	(9,750)	(2)	30
Net change in unrealized appreciation (depreciation)	48,670	238,213	(129,826)	202,986
Net increase (decrease) in net assets from operations	284,516	227,167	253,681	201,328
CAPITAL TRANSACTIONS:
Shares sold	17,499,520	15,002,280	17,445,403	14,966,615
Shares redeemed	(2,492,155)	(2,491,975)	—	—
Net increase (decrease) in net assets from capital transactions	15,007,365	12,510,305	17,445,403	14,966,615
NET INCREASE (DECREASE) IN NET ASSETS	15,291,881	12,737,472	17,699,084	15,167,943
NET ASSETS:
Beginning of the period	—	—	—	—
End of the period	$15,291,881	$12,737,472	$ 17,699,084	$15,167,943
SHARES TRANSACTIONS
Shares sold	175,000	300,000	175,000	300,000
Shares redeemed	(25,000)	(50,000)	—	—
Total increase (decrease) in shares outstanding	150,000	250,000	175,000	300,000

(a)	Inception date of the Fund was February 10, 2026.
The accompanying notes are an integral part of these financial statements.

11

Reckoner Yield Enhanced AAA CLO Annual ETF
Financial Highlights

Period Ended June 30, 2026(a) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$100.00
INVESTMENT OPERATIONS:
Net investment income(b)	1.63
Net realized and unrealized gain (loss) on investments(c)	0.32
Total from investment operations	1.95
Net asset value, end of period	$101.95
Total return(d)	1.95%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$15,292
Ratio of expenses to average net assets(e)(f)(g)	0.05%
Ratio of net investment income (loss) to average net assets(e)(f)	4.19%
Portfolio turnover rate(d)(h)	0%

(a)	Inception date of the Fund was February 10, 2026.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
(g)	Ratio does not include the 4.13% expense ratio of Reckoner Yield Enhanced AAA CLO ETF in which the Fund invests.
(h)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

12

Reckoner Yield Enhanced AAA CLO Reinvesting ETF
Financial Highlights

Period Ended June 30, 2026(a) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$50.00
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.01)
Net realized and unrealized gain (loss) on investments(c)	0.96
Total from investment operations	0.95
Net asset value, end of period	$50.95
Total return(d)	1.90%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$12,737
Ratio of expenses to average net assets(e)(f)	0.05%
Ratio of net investment income (loss) to average net assets(e)(f)	(0.03)%
Portfolio turnover rate(d)(g)	19%

(a)	Inception date of the Fund was February 10, 2026.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

13

Reckoner BBB-B CLO Annual ETF
Financial Highlights

Period Ended June 30, 2026(a) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$100.00
INVESTMENT OPERATIONS:
Net investment income(b)	2.26
Net realized and unrealized gain (loss) on investments(c)	(1.12)
Total from investment operations	1.14
Net asset value, end of period	$101.14
Total return(d)	1.14%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$17,699
Ratio of expenses to average net assets(e)(f)(g)	0.05%
Ratio of net investment income (loss) to average net assets(e)(f)	5.86%
Portfolio turnover rate(d)(h)	0%

(a)	Inception date of the Fund was February 10, 2026.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
(g)	Ratio does not include the 0.50% expense ratio of Reckoner BBB-B CLO ETF in which the Fund invests.
(h)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

14

Reckoner BBB-B CLO Reinvesting ETF
Financial Highlights

Period Ended June 30, 2026(a) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$50.00
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.01)
Net realized and unrealized gain (loss) on investments(c)	0.57
Total from investment operations	0.56
Net asset value, end of period	$50.56
Total return(d)	1.12%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$15,168
Ratio of expenses to average net assets(e)(f)	0.05%
Ratio of net investment income (loss) to average net assets(e)(f)	(0.03)%
Portfolio turnover rate(d)(g)	0%

(a)	Inception date of the Fund was February 10, 2026.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

15

NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)
Note 1 – Organization
Reckoner Yield Enhanced AAA CLO Annual ETF (“RAAY”), Reckoner Yield Enhanced AAA CLO Reinvesting ETF (“RAAR”), Reckoner BBB-B CLO Annual ETF (“RCLY”) and Reckoner BBB-B CLO Reinvesting ETF (“RCLR” and, with RAAY, RAAR, and RCLY, the “Funds”) are separate diversified series of Advisor Managed Portfolios (the “Trust”). The Trust was organized on February 16, 2023, as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. Reckoner Capital Management LLC (the “Adviser”) serves as the investment manager to the Funds. The inception date of the Funds was February 10, 2026. The investment objective of RAAY and RCLY is to seek total return, while seeking to make only one dividend or distribution payment per annum. The investment objective of RAAR and RCLR is to seek total return, while seeking to minimize making dividend or distribution payments.
Each Fund operates under a “fund of funds structure.” The Adviser generally allocates the assets of each Fund to underlying affiliated funds, although each Fund reserves the right to invest in unaffiliated funds that are registered under the 1940 Act (the “Underlying Funds”). RAAY and RCLY invest substantially all of their assets in Reckoner Yield Enhanced AAA CLO ETF (“RAAA”) and Reckoner BBB-B CLO ETF (“RCLO”), respectively. RAAA and RCLO are series of the Trust and are also advised by the Adviser. Underlying Funds for RAAR include RAAA and RAAY, and the Underlying Funds for RCLR include RCLO and RCLY. In selecting Underlying Funds, the Adviser selects such investments without considering or canvassing the universe of available unaffiliated investment companies.
Shares of each Fund are listed and traded on the NYSE Arca, Inc. Market prices for the shares may be different from their net asset value (“NAV”). Each Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares, called “Creation Units”. Creation Units are issued and redeemed principally either in-kind for securities or in cash for the value of such securities. Once created, shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund.
Shares of a Fund may only be purchased from, or redeemed to, the Fund by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or, (ii) a DTC participant and, in each case, must have executed a Participant Agreement with Quasar Distributors, LLC (the “Distributor”). Most retail investors do not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
A standard transaction fee of $300 is charged by the Funds’ custodian in connection with the issuance or redemption of Creation Units. The standard fee will be the same regardless of the number of Creation Units issued or redeemed. In addition, a variable fee of up to 2% of the value of a Creation Unit may be charged by a Fund for cash purchases, non-standard orders, or partial cash purchases, and is designed to cover broker commissions and other transaction costs. Any variable fees received by a Fund are included in the Capital Transactions on the Statements of Changes in Net Assets.
Note 2 – Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies. Each Fund is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the period reported. Actual results may differ from those estimates.
(a)
Securities Valuation – Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price (“NOCP”). Exchange-traded

16

NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
securities for which no sale was reported and NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices. Unlisted securities held by a Fund are valued at the last sale price in the over-the-counter (“OTC”) market. If there is no trading on a particular day, the mean between the last quoted bid and ask price is used. The Board of Trustees of the Trust (the “Board” or the “Trustees”) has designated the Adviser as the valuation designee of each Fund. In its capacity as valuation designee, the Adviser has adopted procedures and methodologies to fair value each Fund’s investments whose market prices are not “readily available” or are deemed to be unreliable.
Various inputs are used in determining the value of a Fund’s investments. These inputs are summarized into three broad levels and described below:
Level 1 –
quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 –
observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 –	significant unobservable inputs, including a Fund’s own assumptions in determining the fair value of investments.
Equity securities that are traded on a national securities exchange are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.
Short-term investments classified as money market instruments are valued at NAV. These investments are categorized as Level 1 of the fair value hierarchy.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to fair value each Fund’s investments by investment type as of June 30, 2026:
Reckoner Yield Enhanced AAA CLO Annual ETF

Description	Level 1	Level 2	Level 3	Total
Assets
Investments:
Exchange Traded Funds	$15,265,008	$ —	$ —	$15,265,008
Total Investments	$15,265,008	$—	$—	$15,265,008

Reckoner Yield Enhanced AAA CLO Reinvesting ETF

Description	Level 1	Level 2	Level 3	Total
Assets
Investments:
Exchange Traded Funds	$12,621,398	$ —	$ —	$12,621,398
Total Investments	$12,621,398	$—	$—	$12,621,398

17

NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
Reckoner BBB-B CLO Annual ETF

Description	Level 1	Level 2	Level 3	Total
Assets
Investments:
Exchange Traded Funds	$17,679,170	$ —	$ —	$17,679,170
Total Investments	$17,679,170	$—	$—	$17,679,170

Reckoner BBB-B CLO Reinvesting ETF

Description	Level 1	Level 2	Level 3	Total
Assets
Investments:
Exchange Traded Funds	$15,049,632	$ —	$ —	$15,049,632
Total Investments	$15,049,632	$—	$—	$15,049,632

See the Schedule of Investments for further details of investment classifications.
(b)
Securities Transactions, Investment Income and Distributions – Each Fund records security transactions based on trade date. Realized gains and losses on sales of securities are reported based on identified cost of securities delivered. Dividend income and expense are recognized on the ex-dividend date, and interest income and expense are recognized on an accrual basis.

(c)	Distributions to Shareholders – Each Fund intends to distribute all net investment income and net realized gains at least annually. Distributions to shareholders are recorded on the ex-dividend date.
The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Funds.
(d)
Federal Income Taxes – Each Fund has elected to be taxed as a Regulated Investment Company (“RIC”) under the U.S. Internal Revenue Code of 1986 (the “Internal Revenue Code”), as amended, and intends to maintain this qualification and to distribute substantially all net taxable income to its shareholders. Therefore, no provision is made for federal income taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by a Fund.

Management of the Funds is required to analyze all open tax years, as defined by the Internal Revenue Service statute of limitations for all major jurisdictions, including federal tax authorities and certain state authorities. As of and during the period ended June 30, 2026, the Funds did not have a liability for any unrecognized tax benefits. The tax returns for the Funds for the current fiscal periods are open for examination. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
(e)
Equalization – The Funds may utilize equalization accounting in the calculation of certain shareholder transactions. Under this method, the portion of the Fund’s undistributed net investment income included in the price of Creation Units purchased and redeemed is recorded as an adjustment to paid-in capital. Accordingly, a portion of distributions paid by the Fund may be considered a return of equalization rather than a distribution of net investment income.

18

NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
The use of equalization accounting reduces the amount of income and gains required to be distributed to continuing shareholders and has no effect on the Fund’s total net assets or net asset value per share.
(f)
Segment Reporting – Each Fund operates as a single-segment entity. The Funds’ income, expenses, assets, and performance are regularly monitored and assessed by the Co-Chief Investment Officers of the Adviser, who serve as the chief operating decision maker, using the information presented in the financial statements and financial highlights.

Note 3 – Investment Management Agreement and Other Related Party Transactions
The Trust has an agreement with the Adviser to furnish investment advisory services to the Funds. Under the terms of this agreement, the Funds will pay the Adviser a monthly fee based on the Funds’ average daily net assets at an annual rate of 0.05%. Additionally, the Adviser is responsible for substantially all expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services. The Adviser is not responsible for interest charges on any borrowings, dividends, and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, expenses associated with the purchase, sale, or ownership of securities, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, securities lending fees and expenses, and distribution (12b-1) fees and expenses. The Adviser pays any Trust-level expenses allocated to the Funds.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund administrator, fund accountant, and transfer agent and provides compliance services to the Funds. The officers of the Trust are employees of Fund Services. U.S. Bank serves as the Funds’ custodian. The Distributor acts as each Fund’s distributor and principal underwriter. For the period ended June 30, 2026, there were no fees incurred by the Funds from the service providers described above as the Adviser bore all such costs.
Note 4 – Investment Transactions
Purchases and sales of investment securities (excluding short-term securities, in-kind transactions, and
U.S. government obligations) for the period ended June 30, 2026, were as follows:
Reckoner Yield Enhanced AAA CLO Annual ETF

Purchases	$718,235
Sales	$—

Reckoner Yield Enhanced AAA CLO Reinvesting ETF

Purchases	$2,400,720
Sales	$2,490,250

Reckoner BBB-B CLO Annual ETF

Purchases	$363,862
Sales	$7,565

Reckoner BBB-B CLO Reinvesting ETF

Purchases	$—
Sales	$100,030

19

NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
Purchases and sales of in-kind transactions associated with creations and redemptions in each Fund during the period ended June 30, 2026 were as follows:
Reckoner Yield Enhanced AAA CLO Annual ETF

Purchases	$16,971,568
Sales	$2,463,614

Reckoner Yield Enhanced AAA CLO Reinvesting ETF

Purchases	$12,482,465
Sales	$—

Reckoner BBB-B CLO Annual ETF

Purchases	$17,452,701
Sales	$—

Reckoner BBB-B CLO Reinvesting ETF

Purchases	$14,946,646
Sales	$—

Note 5 – Indemnifications
In the normal course of business, the Funds enter into contracts that provide general indemnifications by the Funds to the counterparty to the contract. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.
Note 6 – Borrowings
The Funds have access to a $10 million secured line of credit through an agreement with U.S. Bank National Association. The Funds may temporarily draw on the line of credit to satisfy redemption requests or to settle investment transactions. Interest is charged to the Funds based on their borrowings at a rate per annum equal to the Prime Rate, to be paid monthly. The Funds were added as borrowers under the line of credit on March 10, 2026, and the line of credit will mature, unless renewed, no later than December 16, 2026. During the period ended June 30, 2026, the Funds did not draw on this line of credit.
Note 7 – Principal Risks
As with all funds, shareholders of the Funds are subject to the risk that their investment could lose money. Each Fund is subject to the principal risks, any of which may adversely affect that Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A complete description of principal risks is included in the Funds’ prospectus under the heading “Principal Investment Risks.”
Note 8 – Subsequent Events
Management has evaluated events and transactions that occurred subsequent to June 30, 2026, through the date the financial statements were issued and has determined that there were no significant subsequent events that would require adjustment to or additional disclosure in these financial statements.
Note 9 – New Accounting Pronouncement
In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”). ASU 2023-09 is intended to provide transparency and enhanced details for taxes paid and is designed to help investors better understand an entity’s exposure to taxes by type and jurisdiction. Management has evaluated the impact of adopting ASU 2023-09 with respect to the financial statements and disclosures and determined there is no material impact for the Funds.

20

Additional Information
June 30, 2026 (Unaudited)
Approval of Investment Advisory Agreement
At meetings held on December 3-4, 2025 (the “Meetings”), the Board of Trustees of Advisor Managed Portfolios, of which all Trustees were not “interested persons” of the Trust (the “Independent Trustees”), as that term is defined in the Investment Company Act of 1940, considered the approval of an investment advisory agreement (the “Advisory Agreement”) with Reckoner Capital Management LLC for the Reckoner Yield Enhanced AAA CLO Annual ETF, the Reckoner Yield Enhanced AAA CLO Reinvesting ETF, the Reckoner BBB-B CLO Annual ETF, and the Reckoner BBB-B CLO Reinvesting ETF.
In advance of the Meetings, the Board received and reviewed substantial information regarding the Funds, the Adviser, and the services to be provided by the Adviser to the Funds under the Advisory Agreement. The Trustees considered their prior and ongoing experience with the Adviser, which serves as investment adviser to two other series of the Trust. The Board considered that each of the Funds intends to invest primarily in the existing series in order to provide investors a range of distribution options.
The information provided by the Adviser formed the primary (but not exclusive) basis for the Board’s determination. The Board received and reviewed extensive information from the Adviser relating to the Funds including information about the portfolio managers and the resources of the Adviser. The Independent Trustees were advised by independent legal counsel during the review process, including meeting in executive session with such counsel without representatives from the Adviser present. In connection with their review, the Independent Trustees also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory Agreement.
In considering the Advisory Agreement, the Board considered the following factors and made the following determinations. In its deliberations, the Board did not identify any single factor or piece of information as all important, controlling, or determinative of its decision, and each Trustee may have attributed different weights to the various factors and information.
•
In considering the nature, extent and quality of the services provided by the Adviser, the Trustees considered the Adviser’s specific responsibilities in all aspects of the day-to-day management of the Funds, as well as the qualifications, experience and responsibilities of the portfolio managers and other key personnel who are involved in the day-to-day activities of the Funds. The Board considered the Adviser’s resources and compliance structure, including information regarding its compliance program, chief compliance officer, compliance record, and its disaster recovery/business continuity plan. The Board concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that, in the Board’s view, the nature, overall quality, and extent of the management services to be provided were satisfactory and reliable.

•	The Board noted that the Funds had not commenced operations, therefore, there was no performance to consider.
•
The Trustees reviewed the anticipated cost of the Adviser’s services, and the proposed structure and level of the Funds’ advisory fee as a unitary fee, including consideration of the management fee earned for managing the underlying funds.

After reviewing the materials that were provided, the Trustees concluded that the fee to be charged to each Fund was fair and reasonable.
•
The Trustees considered the Adviser’s assertion that, through the Adviser’s commitment to use a unitary fee structure, economies of scale, if and when achieved, will be shared with the Funds. The Board noted that the unitary fee arrangement between the Adviser and the Trust with respect to the Funds would limit the fees paid by shareholders. The Trustees considered the possible growth in asset levels of the Funds and concluded that they will have the opportunity to periodically reexamine whether economies of scale have been achieved by the Funds.

•
The Trustees considered the expected profitability of the Adviser from managing the Funds. In assessing the Adviser’s expected profitability, the Trustees reviewed the Adviser’s financial information that was provided in the materials and took into account both the direct and indirect benefits to the Adviser from managing the

21

Additional Information
June 30, 2026 (Unaudited)(Continued)
Funds. The Trustees concluded that the Adviser’s expected profits from managing the Funds did not appear excessive and, after a review of the relevant financial information, the Adviser appeared to have adequate capitalization and/or would maintain adequate profit levels to support the Funds.
Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
All fund expenses, including Trustee compensation, are paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Fund’s Statements of Additional Information.
Statement Regarding Basis for Approval of Investment Advisory Contract.
See financial statements.

22

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

All fund expenses, including Trustee compensation, are paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related tothose fees is available in the Fund’s Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable for semi-annual reports.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advisor Managed Portfolios

By	/s/ Russell B. Simon
Russell B. Simon, President/Principal Executive Officer

Date	September 6, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Russell B. Simon
Russell B. Simon, President/Principal Executive Officer

Date	September 6, 2026

By	/s/ Eric T. McCormick
Eric T. McCormick, Treasurer/Principal Financial Officer

Date	September 4, 2026